SHARE-BASED COMPENSATION	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
Compensation expense related to the share-based compensation was recognized in the consolidated statements of loss and comprehensive loss as follows:

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Administrative expenses	319,924	1,039,866
Selling expenses	80,712	373,977
	400,636	1,413,843
10.1 Stock options
The following table summarizes the outstanding options as at March 31, 2024 and 2023 and changes during the three months then ended:

	March 31, 2024		March 31, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	10,759,583	1.65	9,547,185	2.11
Granted	—	—	1,543,793	2.75
Forfeited	(25,248)	2.75	—	—
Outstanding, end of period	10,734,335	1.65	11,090,978	2.20
Exercisable, end of period	9,243,264	1.32	7,755,107	1.35
The description of the Company's stock option plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.2 Restricted share units
The following table summarizes the outstanding options as at March 31, 2024 and 2023 and changes during the three months then ended:

	March 31, 2024		March 31, 2023
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	897,240	3.99	297,658	8.35
Granted	—	—	811,458	2.75
Settled	(1,628)	23.02	—	—
Forfeited	(25,033)	2.75	(3,613)	6.92
Outstanding, end of period	870,579	4.04	1,105,503	4.24
Vested, end of period	—	—	—	—

The description of the Company's restricted share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
10.3 Deferred share units

	March 31, 2024		March 31, 2023
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	779,975	3.21	301,091	4.23
Settled	(30,981)	2.79	—	—
Outstanding, end of period	748,994	3.23	301,091	4.23
Vested, end of period	748,994	3.23	301,091	4.23

The description of the Company's deferred share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.